Share-based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation

18. Share-based compensation

Stock options

On December 9, 2016, as a part of the restructuring, the Board of Directors of Qudian Inc. approved the 2016 Equity Incentive Plan (the “2016 Plan”), as well as the cancelation of the 2015 Share Plan and the 2015 Incentive Plan Supplementary Agreement which were approved on December 26, 2015 and May 1, 2016, respectively. During the year ended December 31, 2016, the Company granted a total of 15,299,019 of share options for the ordinary shares of Qudian Inc. under 2016 Plan. The Company granted 12,364,319 share options under the 2016 Plan to the employees as replacement awards for the 2015 plan. All the share options granted under 2016 Plan were vested over 3 to 5 years. The 2016 Plan expires 10 years from the date of the grant.

The Company has set up the Share Based Payment Trust for the purpose of holding options awarded to certain employees and underlying shares before they are exercised as instructed by the employees. As of December 31, 2016, 13,865,219 options are held by the trustee of the Share Based Payment Trust.

On May 3, 2017, the Company granted 494,904 options under the 2016 Plan. On August 17, 2017, the Company granted 200,000 options under the 2016 Plan. 20,000 of the options were granted to two independent non-executive directors. 25% of the options will vest upon each subsequent anniversary of the Company’s IPO.

On March 12, 2018, the Company granted 998,000 options under the 2016 Plan. On October 1, 2018, the Company granted 20,000 options under the 2016 Plan. On November 30, 2018, the Company granted 10,000 options to one independent non-executive director under the 2016 Plan. On December 20, 2018, the Company granted 2,608,000 options under the 2016 Plan. 25% of the options will vest upon each subsequent anniversary of the engagement date.

18. Share-based compensation - continued

Stock options – continued

For the year ended December 31, 2018, the Company estimated the fair value of the options based on the quoted share price at grant date. Due to the options low exercise price, the various assumptions used in the binomial option pricing model will not have a material impact in the calculation of the fair value of the options. For the years ended December 31, 2016 and 2017, the Company calculated the estimated fair value of the options on the respective grant dates using a binomial option pricing model with assistance from independent valuation firm. Assumptions used to determine the fair value of share options granted during 2016 and 2017 are summarized in the following table:

	For the years ended December 31,
	2016	2017
Risk-free interest rate (%)	2.47	1.56 to 2.33
Volatility (%)	49.8 to 49.9	50.9 to 52.4
Expected exercise multiple	2.2 to 2.8	2.2 to 2.8
Dividend yield	Nil	Nil
Expected life (in years)	10	10
Exercise price	Nil	Nil
Fair value of ordinary shares (RMB)	25.89 to 26.04	81.94 to 94.22

The Company recognized compensation cost for the share options on a graded vesting basis. The total share-based compensation expenses recognized by the Company for the share option granted were RMB 22,133,620, RMB 64,055,851 and RMB 57,981,487 (US$ 8,433,058) for the years ended December 31, 2016, 2017 and 2018, respectively.

A summary of share option activity under the 2016 Plan for the year ended December 31, 2018 is as follows:

		Weighted average	Weighted average	Weighted average remaining	Aggregated
	Number of shares	exercise price	grant date fair value	contractual term	intrinsic value
		RMB	RMB	Years	RMB
Balance, December 31, 2017	15,752,273	—	28.51	8.97	1,358,130,772
Granted	3,636,000	—	53.79
Exercised	(3,590,783)	—	43.40
Forfeited	(583,975)	—	67.79
Balance, December 31, 2018	15,213,515	—	29.53	8.38	424,630,143
Vested and expected to vest
as of December 31, 2018	14,813,554	—	31.53	8.38	413,466,692
Exercisable, December 31, 2018	9,864,962	—	25.25	7.96	275,344,667

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2018 and the exercise price. Total intrinsic value of options exercised for the years ended December 31, 2016, 2017 and 2018 was RMB nil, RMB nil and RMB 155,850,409 (US$ 22,667,502) respectively.

As of December 31, 2018, total unrecognized compensation expense relating to unvested share options was RMB 139,310,631(US$ 20,261,891). The expense is expected to be recognized over a weighted-average period of 3.52 years.

18. Share-based compensation - continued

Stock options - continued

For the years ended December 31, 2016, 2017 and 2018, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Sales and marketing	690,486	1,890,690	5,641,771	820,562
General and administrative	18,986,103	42,848,932	38,586,741	5,612,209
Research and development	2,457,031	19,316,229	13,752,975	2,000,287
	22,133,620	64,055,851	57,981,487	8,433,058